Advances to suppliers net (Tables)	6 Months Ended
Mar. 31, 2026
Advances to suppliers net
Schedule of advances to suppliers
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Advances for raw materials purchase	$19,701,633	$21,446,203
Less: allowance for credit losses	(14,565,884)	-
Advances to suppliers, net	$5,135,749	$21,446,203

Schedule of movement of allowance for credit loss
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	$1,912,362
Addition	14,341,141	-
Reversal	-	(1,860,686)
Translation adjustments	224,743	(51,676)
Balance as of end of period	$14,565,884	-